OPTIONS - Movements in options granted (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($) Option	Jun. 30, 2017 AUD ($) Option
Number of Options
Balance at the beginning of the financial year (in shares)	75,102,778
Balance at the end of the financial year (in shares)	55,102,778	75,102,778
Weighted ave. exercise price
Weighted average exercise price of options, balance at the beginning of the financial year (AUD/share) | $	$ 0.016
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.016	$ 0.016
Unlisted employee options
Number of Options
Balance at the beginning of the financial year (in shares)	54,736,111	33,486,111
Add: options granted during the year (in shares)		22,750,000
Less: options forfeited during the year (in shares)	(20,000,000)	(1,500,000)
Balance at the end of the financial year (in shares)	34,736,111	54,736,111
Weighted ave. exercise price
Weighted average exercise price of options, balance at the beginning of the financial year (AUD/share) | $	$ 0.016	$ 0.022
Weighted average exercise price of options, granted during the year (AUD/share) | $		0.010
Weighted average exercise price of options, forfeited during the year (AUD/share) | $	0.014	0.049
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $	$ 0.017	$ 0.016
Employee option plan
Number of Options
Less: options exercised during the year (in shares)	0	0